UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07261

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)	(Zip Code)

Omar Tariq
Credit Suisse Trust
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Trust - Commodity Return Strategy Portfolio Class 1 - CCRSX

Credit Suisse Trust - Commodity Return Strategy Portfolio Class 2 - CCRRX

Semi-Annual Shareholder Report

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 1

CCRSX

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRSX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$53	1.04%

Key Fund Statistics

Total Net Assets	$602,190,839
# of Portfolio Holdings	44
Portfolio Turnover Rate	26%

What is the Fund’s investment objective?

The Fund seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed income securities.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	61.5%
United States Agency Obligations	24.2
Commodity Indexed Structured Notes	7.5
Short-Term Investments	6.8

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 1

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.550%, due 01/31/26	11.6%
U.S. Treasury Floating Rate Notes, 5.474%, due 04/30/25	7.4
U.S. Treasury Floating Rate Notes, 5.505%, due 01/31/25	7.3
U.S. Treasury Floating Rate Notes, 5.430%, due 07/31/25	5.8
U.S. Treasury Floating Rate Notes, 5.475%, due 10/31/25	5.7

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CCRSX.

Phone: 877-870-2874

Credit Suisse Trust - Commodity Return Strategy Portfolio

CL1 – SAR-0624

Class 1

Semi-Annual Shareholder Report

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 2

CCRRX

June 30, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Credit Suisse Trust - Commodity Return Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CCRRX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.79%

Key Fund Statistics

Total Net Assets	$602,190,839
# of Portfolio Holdings	44
Portfolio Turnover Rate	26%

What is the Fund’s investment objective?

The Fund seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed income securities.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	61.5%
United States Agency Obligations	24.2
Commodity Indexed Structured Notes	7.5
Short-Term Investments	6.8

Credit Suisse Trust - Commodity Return Strategy Portfolio

Class 2

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.550%, due 01/31/26	11.6%
U.S. Treasury Floating Rate Notes, 5.474%, due 04/30/25	7.4
U.S. Treasury Floating Rate Notes, 5.505%, due 01/31/25	7.3
U.S. Treasury Floating Rate Notes, 5.430%, due 07/31/25	5.8
U.S. Treasury Floating Rate Notes, 5.475%, due 10/31/25	5.7

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CCRRX.

Phone: 877-870-2874

Credit Suisse Trust - Commodity Return Strategy Portfolio

CL2 – SAR-0624

Class 2

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.
(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Trust—Commodity Return Strategy Portfolio

Semiannual Financial Statements | June 30, 2024 (unaudited)

The Credit Suisse Trust—Commodity Return Strategy Portfolio's (the "Portfolio") investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

UBS Asset Management (US) Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by UBS Asset Management (Americas) LLC.

The Portfolio shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of UBS Asset Management (Americas) LLC ("UBS AM") or any affiliate, are not FDIC-insured and are not guaranteed by UBS AM or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

June 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Commodity indexed structured notes (7.9%)
$22,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,3]	(A+, Aa2)	06/27/25	5.340	$25,522,877
22,900	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(AA-, Aa1)	07/17/25	5.330	21,978,858
	Total commodity indexed structured notes (Cost $44,900,000)				47,501,735
United States agency obligations (25.5%)
10,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.075%[3]	(AA+, Aaa)	08/09/24	5.415	10,000,545
9,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.130%[3]	(AA+, Aaa)	01/28/25	5.470	9,605,150
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.155%[3]	(AA+, Aaa)	05/02/25	5.495	5,004,141
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.040%[3]	(AA+, Aaa)	05/13/25	5.380	4,999,300
4,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.160%[3]	(AA+, Aaa)	10/27/25	5.500	4,602,747
7,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.105%[3]	(AA+, Aaa)	03/18/26	5.445	7,003,607
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%[3]	(AA+, Aaa)	05/21/26	5.430	4,300,716
2,200	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate—3.040%[3]	(AA+, Aaa)	05/21/26	5.460	2,200,293
2,100	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate—3.040%[3]	(AA+, Aaa)	05/28/26	5.460	2,100,289
6,200	Federal Home Loan Banks, 1 day USD SOFR + 0.010%[3]	(AA+, Aaa)	11/25/24	5.350	6,200,097
14,600	Federal Home Loan Banks, 1 day USD SOFR + 0.140%[3]	(AA+, Aaa)	04/21/25	5.480	14,609,949
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.160%[3]	(AA+, Aaa)	07/10/25	5.500	6,707,209
17,000	Federal Home Loan Banks, 1 day USD SOFR + 0.145%[3]	(AA+, Aaa)	12/26/25	5.485	17,011,904
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.125%[3]	(AA+, Aaa)	02/23/26	5.465	6,701,043
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,861,078
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,143,130
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,692,589
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,958,578
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,991,328
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,786,005
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,175,464
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100%[3]	(AA+, Aaa)	06/18/26	5.440	5,000,907
	Total United States agency obligations (Cost $154,393,479)				153,656,069
United States Treasury obligations (65.0%)
4,000	U.S. Treasury Bills[4]	(AA+, Aaa)	07/11/24	5.252	3,994,164
1,500	U.S. Treasury Bills[4]	(AA+, Aaa)	07/25/24	5.258	1,494,742
29,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037%[3]	(AA+, Aaa)	07/31/24	5.342	28,994,296
16,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%[3,5]	(AA+, Aaa)	10/31/24	5.445	16,005,897
46,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%[3]	(AA+, Aaa)	01/31/25	5.505	46,243,907
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%[3]	(AA+, Aaa)	04/30/25	5.474	47,028,775
37,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%[3]	(AA+, Aaa)	07/31/25	5.430	37,111,645
36,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%[3,5]	(AA+, Aaa)	10/31/25	5.475	36,130,389
73,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%[3,6]	(AA+, Aaa)	01/31/26	5.550	73,708,968
30,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%[3,5]	(AA+, Aaa)	04/30/26	5.455	30,395,367
9,900	U.S. Treasury Notes[7]	(AA+, Aaa)	08/31/24	3.250	9,862,377
21,500	U.S. Treasury Notes[7]	(AA+, Aaa)	02/28/25	4.625	21,412,720
6,700	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	6,677,492
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	596,426
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	7,004,871
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,511,387
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,419,434
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	6,991,523
	Total United States Treasury obligations (Cost $391,497,097)				391,584,380

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

June 30, 2024 (unaudited)

Shares		Value
Short-term investments (7.2%)
10,905,525	State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.26%	$10,905,525
32,344,125	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%[8]	32,344,125
	Total short-term investments (Cost $43,249,650)	43,249,650
	Total investments at value (105.6%) (Cost $634,040,226)	635,991,834
	Liabilities in Excess of Other Assets (-5.6%)	(33,800,995)
	Net assets (100.0%)	$602,190,839

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $47,501,735 or 7.9% of net assets.

2  Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.

3  Variable rate obligation—The interest rate shown is the rate in effect as of June 30, 2024. The rate may be subject to a cap and floor.

4  Securities are zero coupon. Rate presented is cost yield as of June 30, 2024.

5  At June 30, 2024, $23,604,789 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

6  At June 30, 2024, $14,450,162 in the value of this security has been pledged as collateral for open swap contracts.

7  Security or portion thereof is out on loan (See Note 2-J).

8  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Agriculture
Coffee "C" Futures	USD	Sep 2024	55	$4,677,750	$49,948
Coffee "C" Futures	USD	Dec 2024	34	2,862,375	(22,892)
Corn Futures	USD	Sep 2024	500	10,187,500	(1,110,570)
Cotton No. 2 Futures	USD	Dec 2024	79	2,871,255	(4,431)
Soybean Futures	USD	Nov 2024	190	10,488,000	(617,363)
Soybean Meal Futures	USD	Dec 2024	196	6,575,800	(492,341)
Soybean Oil Futures	USD	Dec 2024	236	6,200,664	(40,522)
Sugar No. 11 Futures	USD	Oct 2024	240	5,456,640	337,017
Wheat (KC HRW) Futures	USD	Sep 2024	116	3,400,250	(510,543)
Wheat Futures	USD	Sep 2024	184	5,276,200	(552,503)
					$(2,964,200)

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

June 30, 2024 (unaudited)

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase (concluded)
Energy
Brent Crude Oil Futures	USD	Sep 2024	196	$16,660,000	$(318,713)
Gasoline RBOB Futures	USD	Sep 2024	51	5,292,882	52,150
Light Sweet Crude Oil Futures	USD	Sep 2024	31	2,499,840	130,098
Light Sweet Crude Oil Futures	USD	Nov 2024	172	13,588,000	208,174
Low Sulphur Gasoil Futures	USD	Sep 2024	75	5,880,000	239,815
Natural Gas Futures	USD	Sep 2024	617	16,029,660	(2,140,784)
NY Harbor ULSD Futures	USD	Sep 2024	40	4,282,152	195,567
					$(1,633,693)
Industrial Metals
LME Lead Futures	USD	Sep 2024	34	1,894,693	$12,383
LME Nickel Futures	USD	Sep 2024	54	5,596,374	(262,361)
LME Primary Aluminum Futures	USD	Sep 2024	153	9,652,617	(394,099)
LME Zinc Futures	USD	Sep 2024	79	5,797,553	232
					$(643,845)
Livestock
Lean Hogs Futures	USD	Oct 2024	122	3,695,380	$(88,833)
Live Cattle Futures	USD	Aug 2024	1	74,170	3,700
Live Cattle Futures	USD	Oct 2024	105	7,764,750	279,146
					$194,013
Precious Metals
Copper Futures	USD	Sep 2024	113	12,405,987	$(1,102,400)
Gold 100 oz. Futures	USD	Aug 2024	144	33,690,240	(835,542)
Silver Futures	USD	Sep 2024	79	11,676,200	(176,616)
					$(2,114,558)
Contracts to sell
Industrial Metals
LME Primary Aluminum Futures	USD	Sep 2024	(4)	(252,356)	$9,266
Total net unrealized appreciation (depreciation)					$(7,153,017)

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

June 30, 2024 (unaudited)

Commodity index swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Payment frequency	Upfront premiums paid/ (received)	Unrealized depreciation
USD	$22,556,944	07/09/24	Bank of America	Bloomberg Commodity Index Total Return	5.34%	At Maturity	$—	$(1,203,844)
USD	61,797,876	07/09/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.32%	At Maturity	—	(3,297,049)
USD	42,132,409	07/09/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	5.49%	At Maturity	—	(2,337,177)
USD	56,444,126	07/09/24	Societe Generale	Bloomberg Commodity Index Total Return	5.34%	At Maturity	—	(3,012,374)
USD	45,953,117	07/09/24	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	5.37%	At Maturity	—	(2,400,988)
USD	37,621,637	07/09/24	Societe Generale	Societe Generale P04 TR Index(b)	5.49%	At Maturity	—	(2,008,347)
Total							$—	$(14,259,779)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	6/30/24 Value[1]
CBOT Bean Oil DEC 24 Futures	2.92%	45.28	$1,167,278
CBOT Corn SEP 24 Futures	4.79%	95.91	1,917,619
NYMEX WTI Crude Oil SEP 24 Futures	7.61%	38.48	3,045,205
NYBOT Cotton DEC 24 Futures	1.34%	15.00	534,809
COMEX Gold DEC 24 Futures	15.26%	26.07	6,102,525
COMEX High Grade Copper SEP 24 Futures	5.78%	21.45	2,310,448
NYMEX Heating Oil SEP 24 Futures	2.03%	7.73	811,506
NYBOT Coffee DEC 24 Futures	3.50%	16.92	1,397,885
KCBOT Kansas Wheat SEP 24 Futures	1.63%	22.68	652,403
CME Live Cattle DEC 24 Futures	3.41%	18.69	1,363,478
ICE Brent Crude Oil SEP 24 Futures	7.80%	37.41	3,120,505
ICE Gas Oil SEP 24 Futures	2.74%	14.27	1,097,765
CME Lean Hogs DEC 24 Futures	2.09%	30.55	837,567
LME Aluminium SEP 24 Futures	4.39%	28.34	1,754,125
LME Nickel SEP 24 Futures	2.59%	10.19	1,035,996
LME Lead SEP 24 Futures	0.89%	6.49	355,131
LME Zinc SEP 24 Futures	2.79%	15.47	1,114,051
NYMEX Nat Gas SEP 24 Futures	7.64%	119.83	3,054,946
NYMEX Unleaded Gasoline SEP 24 Futures	2.43%	9.55	972,672
CBOT Soybeans NOV 24 Futures	4.94%	36.51	1,977,729
NYBOT Sugar OCT 24 Futures	2.57%	46.04	1,027,184
COMEX Silver SEP 24 Futures	5.28%	14.57	2,113,632
CBOT Soy Meal DEC 24 Futures	3.07%	37.27	1,226,978
CBOT Wheat SEP 24 Futures	2.51%	35.73	1,005,246

1  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2024.

Credit Suisse Trust—Commodity Return Strategy Portfolio
Consolidated schedule of investments

June 30, 2024 (unaudited)

Commodity index swap contracts—(concluded)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	6/30/24 Value[1]
CBOT Bean Oil DEC 24 Futures	2.92%	40.46	$1,045,161
CBOT Corn SEP 24 Futures	4.79%	85.59	1,714,493
NYMEX WTI Crude Oil SEP 24 Futures	7.61%	34.36	2,723,861
ICE Brent Crude Oil SEP 24 Futures	7.80%	33.41	2,791,868
NYBOT Cotton DEC 24 Futures	1.34%	13.42	479,629
COMEX Gold AUG 24 Futures	15.25%	23.73	5,458,459
COMEX High Grade Copper SEP 24 Futures	5.78%	19.17	2,068,846
NYMEX Heating Oil SEP 24 Futures	2.03%	6.90	726,601
NYBOT Coffee SEP 24 Futures	3.51%	15.03	1,256,340
KCBOT Kansas Wheat SEP 24 Futures	1.63%	20.25	583,429
LME Aluminium SEP 24 Futures	4.38%	25.28	1,567,741
CME Live Cattle DEC 24 Futures	3.41%	16.70	1,220,547
CME Lean Hogs AUG 24 Futures	2.11%	21.46	755,236
LME Lead SEP 24 Futures	0.89%	5.81	318,559
LME Nickel SEP 24 Futures	2.59%	9.10	927,043
LME Zinc SEP 24 Futures	2.78%	13.79	995,050
NYMEX Nat Gas SEP 24 Futures	7.64%	107.06	2,734,599
ICE Gas Oil SEP 24 Futures	2.74%	12.72	980,733
CBOT Soybeans NOV 24 Futures	4.94%	32.58	1,768,183
NYBOT Sugar OCT 24 Futures	2.57%	41.15	919,885
COMEX Silver SEP 24 Futures	5.28%	13.01	1,889,880
CBOT Soy Meal DEC 24 Futures	3.07%	33.31	1,098,851
CBOT Wheat SEP 24 Futures	2.51%	31.87	898,409
NYMEX Unleaded Gasoline SEP 24 Futures	2.43%	8.52	869,774

1  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2024.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statement of assets and liabilities
June 30, 2024 (unaudited)

Assets:
Investments at value, including collateral for securities on loan of $32,344,125 (Cost $634,040,226) (Note 2)	$635,991,834[1]
Cash	76
Cash segregated at brokers for swap contracts (Note 2)	11,293,454
Interest receivable	5,953,064
Receivable for Portfolio shares sold	98,956
Prepaid expenses and other assets	6,375
Total assets	653,343,759
Liabilities:
Investment advisory fee payable (Note 3)	1,742,758
Administrative services fee payable (Note 3)	40,157
Shareholder servicing/Distribution fee payable (Note 3)	11,918
Due to brokers for futures contracts	879,029
Payable upon return of securities loaned (Note 2)	32,344,125
Unrealized depreciation on open swap contracts (Note 2)	14,259,779
Payable for Portfolio shares redeemed	859,222
Variation margin payable on futures contracts (Note 2)	735,314
Trustees' fee payable	5,672
Accrued expenses	274,946
Total liabilities	51,152,920
Net assets:
Capital stock, $.001 par value (Note 6)	33,268
Paid-in capital (Note 6)	611,813,680
Total distributable earnings (loss)	(9,656,109)
Net assets	$602,190,839
Class 1 Shares
Net assets	$27,473,031
Shares outstanding	1,523,833
Net asset value, offering price and redemption price per share	$18.03
Class 2 Shares
Net assets	$574,717,808
Shares outstanding	31,744,161
Net asset value and offering price per share	$18.10

1  Includes $31,714,653 of securities on loan.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statement of operations
For the six months ended June 30, 2024 (unaudited)

Investment income:
Interest	$14,844,819
Securities lending (net of rebates)	26,590
Total investment income	14,871,409
Expenses:
Investment advisory fees (Note 3)	1,741,444
Administrative services fees (Note 3)	52,057
Shareholder servicing/Distribution fees (Note 3)
Class 1	34,687
Transfer agent fees	309,999
Trustees' fees	43,245
Legal fees	39,020
Audit and tax fees	36,562
Custodian fees	32,639
Printing fees	23,849
Commitment fees (Note 4)	17,973
Insurance expense	10,890
Registration fees	5,293
Miscellaneous expense	6,324
Total expenses	2,353,982
Net investment income	12,517,427
Net realized and unrealized gain (loss) from investments, futures contracts and swap contracts:
Net realized gain from investments	1,000,242
Net realized gain from futures contracts	14,075,591
Net realized gain from swap contracts	18,359,107
Net change in unrealized appreciation (depreciation) from investments	3,616,450
Net change in unrealized appreciation (depreciation) from futures contracts	(5,795,007)
Net change in unrealized appreciation (depreciation) from swap contracts	(13,157,608)
Net realized and unrealized gain from investments, futures contracts and swap contracts	18,098,775
Net increase in net assets resulting from operations	$30,616,202

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated statements of changes in net assets

	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
From operations:
Net investment income	$12,517,427	$22,844,741
Net realized gain (loss) from investments, futures contracts and swap contracts	33,434,940	(91,893,330)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(15,336,165)	15,168,623
Net increase (decrease) in net assets resulting from operations	30,616,202	(53,879,966)
From distributions:
From distributable earnings
Class 1	(810,633)	(7,042,674)
Class 2	(17,889,628)	(112,103,410)
Net decrease in net assets resulting from distributions	(18,700,261)	(119,146,084)
From capital share transactions (Note 6):
Proceeds from sale of shares	26,321,856	50,602,542
Reinvestment of distributions	18,700,260	119,146,084
Net asset value of shares redeemed	(19,645,509)	(35,605,808)
Net increase in net assets from capital share transactions	25,376,607	134,142,818
Net increase (decrease) in net assets	37,292,548	(38,883,232)
Net assets:
Beginning of period	564,898,291	603,781,523
End of period	$602,190,839	$564,898,291

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Consolidated financial highlights

(For a Class 1 share of the portfolio outstanding throughout each period)

	For the six months ended June 30, 2024	For the year ended December 31,
	(unaudited)	2023	2022	2021[1]	2020[1]	2019[1]
Per share data:
Net asset value, beginning of period	$17.67	$24.42	$24.74	$20.28	$22.02	$20.82
Investment operations:
Net investment income (loss)[2]	0.36	0.71	0.18	(0.20)	0.00[3]	0.24
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.53	(2.76)	4.13	5.85	(0.60)	1.14
Total from investment operations	0.89	(2.05)	4.31	5.65	(0.60)	1.38
Less dividends and distributions:
Dividends from net investment income	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)	(0.18)
Return of capital	—	—	—	—	(0.00)[3]	—
Total dividends	(0.53)	(4.70)	(4.63)	(1.19)	(1.14)	(0.18)
Net asset value, end of period	$18.03	$17.67	$24.42	$24.74	$20.28	$22.02
Total return[4]	5.12%	(9.12)%	16.03%	27.90%	(1.48)%	6.69%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$27,473	$28,075	$37,182	$30,902	$20,156	$453,138
Ratio of net expenses to average net assets	1.04%[5]	1.04%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	4.00%[5]	3.66%	0.70%	(0.85)%	0.13%	1.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	—%	—%	—%	0.01%	0.00%[6]
Portfolio turnover rate[7]	26%	68%	49%	29%	184%	148%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions and does not include fees and expenses imposed by variable annuity contracts. Total returns for periods less than one year are not annualized.

5  Annualized.

6  This amount represents less than 0.01%.

7  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Financial highlights

(For a Class 2 share of the portfolio outstanding throughout each period)

	For the six months ended June 30, 2024	For the year ended December 31,			Period from May 1, 2020 (inception date) to
	(unaudited)	2023	2022	2021[1]	December 31, 2020[1]
Per share data:
Net asset value, beginning of period	$17.76	$24.53	$24.79	$20.28	$15.78
Investment operations:
Net investment income (loss)[2]	0.38	0.76	0.25	(0.14)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.54	(2.77)	4.14	5.91	4.56
Total from investment operations	0.92	(2.01)	4.39	5.77	4.50
Less dividends:
Dividends from net investment income	(0.58)	(4.76)	(4.65)	(1.26)	—
Total dividends	(0.58)	(4.76)	(4.65)	(1.26)	—
Net asset value, end of period	$18.10[3]	$17.76	$24.53	$24.79	$20.28
Total return[4]	5.24%	(8.90)%	16.34%	28.46%	28.52%
Ratios and supplemental data:
Net assets, end of period (000s omitted)	$574,718	$536,823	$566,599	$583,502	$469,048
Ratio of net expenses to average net assets	0.79%[5]	0.78%	0.77%	0.78%	0.80%[5]
Ratio of net investment income (loss) to average net assets	4.25%[5]	3.94%	0.96%	(0.57)%	(0.32)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	—%	—%	—%	0.01%[5]
Portfolio turnover rate[6]	26%	68%	49%	29%	184%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and include change in share price and reinvestment of all distributions and does not include fees and expenses imposed by variable annuity contracts. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Portfolio. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2024, the Portfolio held $86,220,369 in the Subsidiary, representing 14.3% of the Portfolio's consolidated net assets. For the six months ended June 30, 2024, the net realized gain on securities and other financial instruments held in the Subsidiary was $32,431,813.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

information from the Portfolio's current shareholder reports, including the Portfolio's investment portfolio, financial statements and financial highlights, will not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments have a compliance date of July 24, 2024.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value ("NAV") of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$47,501,735	$—	$47,501,735
United States Agency Obligations	—	153,656,069	—	153,656,069
United States Treasury Obligations	—	391,584,380	—	391,584,380
Short-term Investments	43,249,650	—	—	43,249,650
	$43,249,650	$592,742,184	$—	$635,991,834
Other Financial Instruments*
Futures Contracts	$1,517,496	$—	$—	$1,517,496
Liabilities
Other Financial Instruments*
Futures Contracts	$8,670,513	$—	$—	$8,670,513
Swap Contracts	—	14,259,779	—	14,259,779
	$8,670,513	$14,259,779	$—	$22,930,292

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Portfolio has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Portfolio's derivatives risk, taking into account the Portfolio's derivatives transactions and how these transactions interact with the Portfolio's other investments. Because the Portfolio engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Portfolio is required to comply with value at risk ("VaR") based limits on its leverage risk. The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2024, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2024.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Commodity price
Futures contracts[2]	$1,517,496	$8,670,513	$14,075,591	$(5,795,007)
Total return swap contracts	—	14,259,779	18,359,107	(13,157,608)
	$1,517,496	$22,930,292	$32,434,698	$(18,952,615)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is   payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported with in the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at June 30, 2024 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2024, the Portfolio held average monthly notional values of $219,169,599 and $11,162,178 in long futures contracts and short futures contracts, respectively, and $252,121,784 in swap contracts.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2024:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged[b]	Cash collateral pledged[b]	Net amount of derivative liabilities
Bank of America	$1,203,844	$—	$—	$(1,203,844)	$—
Macquarie Bank Ltd.	5,634,226	—	—	(5,634,226)	—
Societe Generale	7,421,709	—	(7,421,709)	—	—
	$14,259,779	$—	$(7,421,709)	$(6,838,070)	$—

a  Swap contracts are included.

b  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Index. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH—The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

G) FUTURES—The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2024, the amount of restricted cash due to brokers related to open futures contracts was $879,029.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS—The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2024, the amount of restricted cash held at brokers related to open swap contracts was $11,293,454.

I) COMMODITY INDEXED STRUCTURED NOTES—The Portfolio may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more tra-

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

ditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2024, the value of these securities comprised 7.9% of the Portfolio's net assets and resulted in unrealized depreciation of $2,601,735.

J) SECURITIES LENDING—The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. As of June 30, 2024, the Portfolio had outstanding loans of securities to certain approved brokers for which the Portfolio received collateral:

Market value of loaned securities	Market value of cash collateral	Market value of non-cash collateral	Total collateral
$31,714,653	$32,344,125	$—	$32,344,125

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024.

Gross amounts not offset in the consolidated statement of assets and liabilities

Gross asset amounts presented in the consolidated statement of assets and liabilities[a]	Collateral received[b]	Net amount
$31,714,653	$(31,714,653)	$—

a  Represents market value of loaned securities at period end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended June 30, 2024, total earnings received in connection with securities lending arrangements was $204,522, of which $169,068 was rebated to borrowers (brokers). The Portfolio retained $26,590 in income, and SSB, as lending agent, was paid $8,864.

K) OTHER—In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

Credit Suisse Asset Management, LLC ("Credit Suisse") served as investment adviser and co-administrator for the Portfolio through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Portfolio. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2024, investment advisory and administration fees were $1,741,444. UBS AM has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets for Class 1 shares and 0.80% of the Portfolio's average daily net assets for Class 2 shares. The Portfolio is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before May 1, 2025. For the six months ended June 30, 2024, the Portfolio had no fee waivers/expense reimbursements subject to repayment. Accordingly, for the period ended June 30, 2024, UBS AM did not waive any investment advisory and administration fees.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Portfolio's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CCSU as the Portfolio's underwriter and distributor. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the six months ended June 30, 2024, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $34,687. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

Note 4. Line of credit

The Portfolio, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At June 30, 2024 and for the six months ended June 30, 2024, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and sales of securities

For the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$22,900,000	$22,002,208	$168,452,608	$121,342,935

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

Note 6. Capital share transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Portfolio offers Class 1 and Class 2 shares. Transactions in capital shares for each class of the Portfolio were as follows:

	Class 1
	For the six months ended June 30, 2024 (unaudited)		For the year ended December 31, 2023
	Shares	Value	Shares	Value
Shares sold	116,893	$2,104,939	239,742	$4,875,567
Shares issued in reinvestment of distributions	46,164	810,633	383,797	7,042,674
Shares redeemed	(228,116)	(4,085,022)	(557,332)	(10,745,410)
Net increase (decrease)	(65,059)	$(1,169,450)	66,207	$1,172,831

	Class 2
	For the six months ended June 30, 2024 (unaudited)		For the year ended December 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,362,080	$24,216,917	2,341,931	$45,726,975
Shares issued in reinvestment of distributions	1,014,726	17,889,627	6,089,267	112,103,410
Shares redeemed	(852,718)	(15,560,487)	(1,308,084)	(24,860,398)
Net increase	1,524,088	$26,546,057	7,123,114	$132,969,987

On August 18, 2021, reverse share splits were announced for each class of the Portfolio, pursuant to which shareholders received one share in exchange for every six shares of the Portfolio.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Portfolio and proportionately increased the NAV per share of each class of the Portfolio such that the market value of the Portfolio's shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Portfolio. A reverse share split does not alter the rights or total value of a shareholder's investment in the Portfolio, nor will it be a taxable event for Portfolio investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Portfolio has been adjusted to reflect the reverse share splits.

On June 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class 1	2	82%
Class 2	4	100%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notes to consolidated financial statements

June 30, 2024 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent events

In preparing the financial statements as of June 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Change in independent registered public accounting firm (unaudited)

On April 23, 2024, the Portfolio's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Portfolio, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Portfolio after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Portfolio's financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Effective June 19, 2024, Ernst & Young LLP ("EY") was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Portfolio's Board and approval by the Fund's Board. During the Portfolio's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Portfolio, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notice of privacy and information practices (unaudited)

At UBS AM, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Notice of privacy and information practices (unaudited)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

Credit Suisse Trust—Commodity Return Strategy Portfolio

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

TRCOM-SAR-0624

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Effective June 19, 2024, Ernst & Young LLP ("EY") was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Portfolio's Board and approval by the Fund's Board. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name and position held	Aggregate compensation paid from the Credit Suisse Trust—Commodity Return Strategy Portfolio during the period
Laura A. DeFelice, Trustee	$8,750
Mahendra R. Gupta, Trustee	8,750
Samantha Kappagoda, Trustee	8,750
Steven N. Rappaport, Trustee	8,750

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Effective January 1, 2024, each Trustee who is not a director, trustee, officer or employee of Credit Suisse, State Street Bank and Trust Company ("State Street"), CSSU or any of their affiliates receives an annual retainer of $105,000 for the open-end Credit Suisse Funds for four quarterly meetings and one special meeting and is reimbursed for expenses incurred in connection with his/her attendance at Board meetings. The Independent Chair of the open end Credit Suisse Funds receives an aggregate annual fee of $24,047 and the chairman of the Audit

Committee of the open-end Credit Suisse Funds receives an additional $9,783 in the aggregate and the chair of the Nominating Committee of the open-end Credit Suisse Funds receives and an aggregate annual fee of $5,357. Prior to January 1, 2024, each Trustee received an annual retainer of $105,000, the Independent Chair of the open-end Credit Suisse Funds received an aggregate annual fee of $26,250, the chair of the Audit Committee of the open-end Credit Suisse Funds received an additional $7,875 in the aggregate, and the chair of the Nominating Committee of the open-end Credit Suisse Funds received an additional $5,000 in the aggregate.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)         Not applicable.

(a)(5)         Change in the registrant's independent registered public accountant during the reporting period.

(b)             The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c)              Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 29, 2024

/s/Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 29, 2024